PREPAID EQUIPMENT COST (Details) $ in Thousands, ¥ in Millions	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	May 12, 2013 USD ($)	May 12, 2013 CNY (¥)
Schedule Of Prepaid Equipment Cost [Line Items]
Equity interest retained		28.57%
Prepaid equipment costs	$ 16,200	$ 27,708
Elec Tech [Member] | Beijing GreatView Media Advertising Co., Ltd. [Member]
Schedule Of Prepaid Equipment Cost [Line Items]
Investment commitment			$ 104,000	¥ 640
Equity interest retained			21.27%	21.27%